Note 2 - Summary of Significant Accounting Policies: Foreign Currency Translation (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Foreign Currency Translation

Foreign Currency Translation

The Company's primary functional currency is the U.S. dollar.  For foreign operations whose functional currency is the local foreign currency, balance sheet accounts are translated at exchange rates in effect at the end of the period and income statement accounts are translated at average exchange rates for the period. Translation gains and losses are included as a separate component of stockholders’ deficit.